UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: John Hancock Life Insurance Company (U.S.A.) Separate Account X John Hancock Life Insurance Company (U.S.A.) 601 Congress Street Boston, MA 02210
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☒

        Variable Insurance Contracts

3.	Investment Company Act File Number: 811-05140
Securities Act File Numbers: 333-164148; 333-164142; and 333-164136
4(a).	Last day of fiscal year for which this Form is filed: December 31, 2013
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c)	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$452,548

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$16,922,854

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$96,212,495

	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$113,135,349

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(112,682,801)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×.	.00012880

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due) :=		=	$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+	$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert Fedele
Robert Fedele
Accounting Director

Date:	March 21, 2014

John Hancock Financial Services
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

March 21, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Insured Investments Office

100 F Street N.E.

Washington, D.C. 20549-4644

Re:	Rule 24F-2 Notice
John Hancock Life Insurance Company (U.S.A.) Separate Account X
File Nos.: 333-164148; 333-164142; and 333-164136.

Ladies and Gentlemen:

On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account X, accompanying this letter for filing is the notice required by Rule 24F-2 under the Investment Company Act of 1940, as amended, for the fiscal year ended December 31, 2013. Please note that no filing fee is required for this separate account.

Please direct any questions regarding this filing to me at (617) 663-3192.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel - Annuities

Enclosures